Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000051889
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	Investor Class
Trading Symbol	TRAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Africa & Middle East Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - Investor Class	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
AssetsNet	$ 110,488,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	30.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$110,488
Number of Portfolio Holdings	69

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	48.8%
Materials	16.2
Consumer Discretionary	8.1
Energy	6.5
Industrials & Business Services	5.7
Consumer Staples	5.7
Communication Services	5.2
Real Estate	2.0
Utilities	0.6
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Al Rajhi Bank	10.6%
Saudi National Bank	5.7
Anglogold Ashanti	5.4
Qatar National Bank	3.8
FirstRand	3.5
Capitec Bank Holdings	3.5
Saudi Arabian Oil	3.4
Naspers	3.3
National Bank of Kuwait	3.1
Etihad Etisalat	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184321
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	I Class
Trading Symbol	PRAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Africa & Middle East Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - I Class	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 110,488,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	30.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$110,488
Number of Portfolio Holdings	69

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	48.8%
Materials	16.2
Consumer Discretionary	8.1
Energy	6.5
Industrials & Business Services	5.7
Consumer Staples	5.7
Communication Services	5.2
Real Estate	2.0
Utilities	0.6
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Al Rajhi Bank	10.6%
Saudi National Bank	5.7
Anglogold Ashanti	5.4
Qatar National Bank	3.8
FirstRand	3.5
Capitec Bank Holdings	3.5
Saudi Arabian Oil	3.4
Naspers	3.3
National Bank of Kuwait	3.1
Etihad Etisalat	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225812
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	Z Class
Trading Symbol	TRZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Africa & Middle East Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 110,488,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	30.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$110,488
Number of Portfolio Holdings	69

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	48.8%
Materials	16.2
Consumer Discretionary	8.1
Energy	6.5
Industrials & Business Services	5.7
Consumer Staples	5.7
Communication Services	5.2
Real Estate	2.0
Utilities	0.6
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Al Rajhi Bank	10.6%
Saudi National Bank	5.7
Anglogold Ashanti	5.4
Qatar National Bank	3.8
FirstRand	3.5
Capitec Bank Holdings	3.5
Saudi Arabian Oil	3.4
Naspers	3.3
National Bank of Kuwait	3.1
Etihad Etisalat	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless